PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid service charges and property taxes	$ 108	$ 55	$ 58
Prepaid utilities	96	51	51
Prepaid insurance	589	358	412
Prepaid administrative expenses	76	35	63
Prepaid technical fees	13	22	141
Prepaid consulting fees	177	304	27
VAT receivable	41	195	50
Other receivable and other prepaid expenses	50	36
Total prepaid expenses and other current assets	1,211	1,056	802
Prepaid Insurance Noncurrent	$ 160	$ 169	$ 217